Consolidated Statements of Stockholders’ Equity (Deficit) - USD ($)	Common Stock	Stock Subscription Receivable	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Treasury Stock	Non controlling Interest	Total
Balance at Dec. 31, 2020	$ 24,420	$ (3,160,360)	$ 40,751,807	$ (25,642,387)	$ 564,860	$ (9,100,000)	$ (776,273)	$ 2,662,067
Balance (in Shares) at Dec. 31, 2020	24,420,526					(275,347)
Issuance of common shares for cash	$ 3,028		10,265,995					10,269,023
Issuance of common shares for cash (in Shares)	3,027,750
Issuance of common shares for consulting service	$ 367		1,728,223					1,728,590
Issuance of common shares for consulting service (in Shares)	366,934
Issuance of common shares for debt conversion	$ 1,111		2,692,437					2,693,548
Issuance of common shares for debt conversion (in Shares)	1,111,112
Stock based compensation for services		902,960						902,960
Stock based compensation for options granted			2,675,205					2,675,205
Net loss for the year				(12,838,813)			802,962	(12,035,851)
Cumulative transaction adjustments					(25,200)			(25,200)
Balance at Dec. 31, 2021	$ 28,926	(2,257,400)	58,113,667	(38,481,200)	539,660	$ (9,100,000)	26,689	8,870,342
Balance (in Shares) at Dec. 31, 2021	28,926,322					(275,347)
Issuance of common shares for cash	$ 2,000		3,661,925					3,663,925
Issuance of common shares for cash (in Shares)	2,000,000
Issuance of common shares for consulting service	$ 1,931		4,889,957					4,891,888
Issuance of common shares for consulting service (in Shares)	1,931,007
Stock based compensation for services		902,960						902,960
Stock based compensation for options granted			1,241,930,000,000					1,241,930,000,000
Net loss for the year				(16,423,239)			110,865	(16,312,374)
Cumulative transaction adjustments					(22,532)			(22,532)
Balance at Dec. 31, 2022	$ 32,857	$ (1,354,440)	$ 67,907,479	$ (54,904,439)	$ 517,128	$ (9,100,000)	$ 137,554	$ 3,236,139
Balance (in Shares) at Dec. 31, 2022	32,857,329					(275,347)